LONG-TERM DEBT - Bank credit facilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 21, 2020	Feb. 20, 2020
Long-term debt
Assets carrying value	$ 10,423.5	$ 10,246.4	$ 10,093.3
Credit facility drawn amount	790.7		794.5
Amount outstanding	5,899.4	6,375.0	$ 5,311.7
Parent Company
Long-term debt
Assets carrying value	4,465.9	4,576.5
Parent Company | Bank credit facility
Long-term debt
Assets carrying value	1,727.4	1,714.6
Parent Company | Secured revolving credit facility maturing in July 2020
Long-term debt
Principal amount	300.0
Credit facility drawn amount	9.0	0.0
Parent Company | Secured term loan "B" maturing in August 2020
Long-term debt
Amount outstanding		451.7
Subsidiaries | Secured revolving credit facility maturing in February 2020
Long-term debt
Principal amount					$ 150.0
Subsidiaries | Videotron | Bank credit facility
Long-term debt
Assets carrying value	8,062.9	7,748.9
Subsidiaries | Videotron | Secured revolving credit facility
Long-term debt
Amount outstanding		742.0
Subsidiaries | Videotron | Secured revolving credit facility maturing in July 2023
Long-term debt
Principal amount	1,500.0
Subsidiaries | Videotron | Secured export financing facility maturing in June 2018
Long-term debt
Amount outstanding	89.3
Subsidiaries | TVA Group | Secured revolving credit facility
Long-term debt
Amount outstanding	44.9	0.0
Subsidiaries | TVA Group | Secured revolving credit facility maturing in February 2020
Long-term debt
Principal amount	$ 150.0			$ 75.0
Subsidiaries | TVA Group | Secured term loan maturing in November 2019
Long-term debt
Amount outstanding		$ 52.9